Interim Condensed Consolidated Statements of Comprehensive Loss (Unaudited) (Parenthetical)	Aug. 07, 2025	Jun. 16, 2025	Jan. 15, 2025	Jul. 15, 2024
IfrsStatementLineItems [Line Items]
Reverse share splits		1-for-4.1	1-for-28.5	1-for-75
Potential ordinary share transactions [member]
IfrsStatementLineItems [Line Items]
Reverse share splits	1-for-7